CONSOLIDATED STATEMENT OF OTHER COMPREHENSIVE INCOME - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of comprehensive income [abstract]
Net Income for the Year	$ 337,169,628	$ 151,257,454	$ 188,618,946
Items of Other Comprehensive Income (OCI) that may be Reclassified to Profit or Loss for the Year
Foreign Currency Adjustment	871,144	581,896	(24,222)
Income / (Loss) from Financial Instruments at Fair Value through OCI (Item 4.1.2a, IFRS 9)	671,527	(3,516,892)	528,907
Fair Value through OCI	937,873	(3,307,570)	759,640
Income tax	(266,346)	(209,322)	(230,733)
Other Comprehensive (Loss)	0	(56,159)	0
Other Comprehensive (Loss)	0	(69,593)	0
Income tax	0	13,434	0
Total Other Comprehensive Income / (Loss) that may be Reclassified to Profit or Loss for the Year	1,542,671	(2,991,155)	504,685
Total Other Comprehensive Income / (Loss)	1,542,671	(2,991,155)	504,685
Total Comprehensive Income	338,712,299	148,266,299	189,123,631
Total Comprehensive Income Attributable to Parent company´s owners	338,714,814	148,266,271	189,123,631
Total Comprehensive (Loss) / Income Attributable to Non-controlling Interests	$ (2,515)	$ 28	$ 0